Tangible Assets and Assets Under Construction - Impairment Loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 511,286	$ 537,128
Cost of sales	(179,323)	(183,283)	$ (143,722)
Recoverable amount of asset or cash-generating unit	$ 794,301
Malva H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		9,036
Cost of sales		(5,786)
Recoverable amount of asset or cash-generating unit		3,250
Sara H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		17,860
Cost of sales		(13,610)
Recoverable amount of asset or cash-generating unit		$ 4,250